Reinsurance	12 Months Ended
Dec. 31, 2021
Insurance [Abstract]
Reinsurance
11. Reinsurance
The Company’s insurance company subsidiaries have entered into proportional and non-proportional reinsurance treaties, under which the insurance company subsidiaries have ceded some, but not all of, the liabilities to third-party reinsurers including, but not limited to, catastrophe exposure. Additionally, the reinsurance contracts are subject to contingent commission adjustments and loss participation features, which aligns our interests with those of our reinsurers.
For the Company’s primary homeowners reinsurance treaty commencing in 2021, the Company secured proportional reinsurance from a diverse panel of nine third-party reinsurers with AM Best ratings of “A-” or better. A total of approximately 12% of the premium was retained either by Spinnaker or RHS, which aligns interests with third-party reinsurers. Two of the reinsurers, representing approximately one-third of the programs, provided three-year agreements.
As the Company is exposed to the risk of larger losses and natural catastrophe events, the Company obtained excess of loss (“XOL”) and per-risk reinsurance treaties. The XOL program provides protection from catastrophes that could impact a large number of insurance policies, which is expected to reduce the probability of losses exceeding the protection purchased to no more than 0.4%, or equivalent to a 1:250 year return period. This reinsurance also caps losses at a level which protects the Company from all but the most severe catastrophic events.
The per-risk program protects the Company from large, individual claims that are less likely to be associated with catastrophes, such as house fires. The Company purchased this coverage for the benefit of its retained shares for losses on single policies in excess of $0.5 million.
Other Spinnaker reinsurance treaties are a mix of proportional and XOL in which approximately 80% to 100% of the risk is ceded.
With all reinsurance programs, the Company is not relieved of its primary obligations to policyholders in the event of a default or the insolvency of its reinsurers. As a result, a credit exposure exists to the extent that any reinsurer fails to meet its obligations assumed in the reinsurance agreements. To mitigate this exposure to reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and, in certain circumstances, hold substantial collateral (in the form of funds withheld, qualified trusts, and letters of credit) as security under the reinsurance agreements. No amounts have been recorded in the years ended December 31, 2021 and 2020 for amounts anticipated to be uncollectible or for the anticipated failure of a reinsurer to meet its obligations under the contracts.
The following tables reflect amounts affecting the consolidated balance sheets and statements of operations and comprehensive loss for ceded reinsurance as of and for the years ended December 31, 2021, and 2020 (in millions).

	As of December 31,
	2021		2020
	Loss and LAE Reserve	Unearned premiums	Loss and LAE Reserve	Unearned premiums
Direct	$253.4	$246.6	$102.7	$143.7
Assumed	7.4	6.5	2.4	6.6

Gross	260.8	253.1	105.1	150.3
Ceded	(216.8)	(231.6)	(92.1)	(129.4)

Net	$44.0	$21.5	$13.0	$20.9

	For the Year Ended December 31,
	2021			2020
	Written premiums	Earned premiums	Loss and LAE incurred	Written premiums	Earned premiums	Loss and LAE incurred
Direct	$474.0	$364.7	$498.5	$90.0	$88.7	$93.6
Assumed	3.3	9.8	16.9	26.1	9.3	13.3

Gross	477.3	374.5	515.4	116.1	98.0	106.9
Ceded	(434.8)	(335.6)	(431.0)	(78.4)	(80.9)	(81.6)

Net	$42.5	$38.9	$84.4	$37.7	$17.1	$25.3

Amounts recoverable from reinsurers are recognized in a manner consistent with the claims liabilities associated with the reinsurance placement and presented on the balance sheet as reinsurance recoverable on paid and unpaid losses and LAE. Such balance is presented in the table below (in millions).

	December 31,
	2021	2020
Reinsurance recoverable on paid loss	$50.1	$42.0
Ceded unpaid loss and LAE	216.8	92.1

Total reinsurance recoverable	$266.9	$134.1

To reduce credit exposure to reinsurance recoverable and prepaid reinsurance premium balances, the Company evaluates the financial condition of its reinsurers and, in certain circumstances holds collateral in the form of funds withheld and letters of credit as security under the terms of its reinsurance contracts. The Company has the following unsecured reinsurance recoverable and prepaid reinsurance premium balances from reinsurers as of December 31, 2021 (in millions):

		December 31,
AM Best Rating	Reinsurer	2021	2020
A+	Everest Insurance Company	$65.7	$4.2
A	Validus Reinsurance (Switzerland) Ltd.	57.5	22.6
A+	Transatlantic Reinsurance Company	46.3	28.8
A+	Renaissance Reinsurance U.S. Inc.	28.9	5.5
A+	Munich Reinsurance America, Inc.	18.3	11.7
A	Validus Reinsurance, Ltd.	9.6	46.9
A++	General Reinsurance Corporation	7.9	14.4

		$234.2	$134.1
	Other reinsurers	86.9	28.4

		$321.1	$162.5